Derivative Financial Liability (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about warrants, fair value [Table Text Block]
	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016
Balance, Beginning	$367,346	$1,135,157
Fair value of warrants issued during the year	813,126	1,112,776
Fair value of warrants exercised during the year	(27,722)	-
Change in fair value of warrants outstanding	(885,673)	(1,880,587)
Balance, Ending	$267,077	$367,346

Disclosure of detailed information about warrants outstanding [Table Text Block]
		Number of		Number of
		Warrants	Fair Value at	Warrants
		Outstanding at	December	Outstanding at	Fair Value at
	Exercise	December 31,	31,	December 31,	December 31,
Expiration Date	Price	2017	2017	2016	2016
	CDN $		US $		US $
July 20, 2017	0.90	-	-	3,840,700	574
January 21, 2018	0.70	1,352,062	-	1,352,062	3,497
April 14, 2018	0.95	1,200,050	-	1,200,050	4,028
April 27, 2018	0.95	397,000	-	397,000	1,506
July 23, 2018	0.74	1,000,000	20	1,000,000	8,052
July 31, 2018	0.74	822,000	18	822,000	6,650
November 30, 2018	0.55	1,694,444	609	1,694,444	26,938
December 18, 2018	0.55	1,681,189	1,254	1,681,189	27,987
February 2, 2019	0.55	273,058	309	273,058	6,144
March 17, 2019	0.55	2,244,497	2,132	2,244,497	53,241
June 28, 2019	0.55	1,000,000	2,930	1,000,000	26,377
July 28, 2019	0.55	1,000,000	3,155	1,000,000	29,049
September 16, 2019	0.55	650,000	3,471	650,000	23,768
November 2, 2019	0.30	1,000,000	8,955	1,000,000	49,316
November 22, 2019	0.30	427,500	3,899	427,500	20,328
December 5, 2019	0.25	1,000,000	11,201	1,000,000	53,205
December 14, 2019	0.25	500,000	5,651	500,000	26,686
January 9, 2020	0.25	646,800	6,247	-	-
February 3, 2020	0.40	650,000	4,696	-	-
March 17, 2020	0.25	900,000	11,315	-	-
April 11, 2020	0.25	1,030,000	13,070	-	-
May 13, 2020	0.27	500,000	6,067	-	-
June 14, 2020	0.24	1,250,000	18,968	-	-
July 11, 2020	0.24	650,000	10,424	-	-
July 26, 2020	0.24	900,000	14,649	-	-
August 9, 2020	0.24	1,000,000	19,648	-	-
September 12, 2020	0.24	500,000	10,093	-	-
October 16, 2020	0.24	1,250,000	30,078	-	-
November 24, 2020	0.24	1,449,833	35,227	-	-
December 27, 2020	0.19	1,550,000	42,991	-	-
		28,518,433	267,077	20,082,500	367,346

Disclosure of detailed information about warrants, valuation assumptions [Table Text Block]
Input	Range
Expected volatility	96% - 100%
Expected life	0.04 - 2.24 years
Dividends	0.00%
Risk-free interest rate	0.65%

Input	Range
Expected volatility	86% - 95%
Expected life	0.41 - 2.22 years
Dividends	0.00%
Risk-free interest rate	0.74%